Other Acquisitions - Pro Forma Consolidated FInancial Results of Operations (Detail) (Business Acquisition Pro Forma Information, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition Pro Forma Information
Business Acquisition [Line Items]
Pro forma net sales	$ 7,409,917	$ 7,326,432
Pro forma net income (loss) from continuing operations attributable to Pentair Ltd.	$ 157,471	$ (47,373)
Diluted earnings (loss) per common share attributable to Pentair Ltd.	$ 0.75	$ (0.23)